Cover	Apr. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2021
Entity File Number	0-31525
Entity Registrant Name	American River Bankshares
Entity Central Index Key	0001108236
Entity Tax Identification Number	68-0352144
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	3100 Zinfandel Drive
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Rancho Cordova
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95670
City Area Code	(916)
Local Phone Number	851-0123
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	AMRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false